Goodwill - Schedule of Goodwill Allocated (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of goodwill allocated [line items]
Goodwill	CAD 1,556.6	CAD 1,828.1	CAD 966.5
Consulting Services Canada [member]
Disclosure of goodwill allocated [line items]
Goodwill	337.8	337.6
Consulting Services United States [member]
Disclosure of goodwill allocated [line items]
Goodwill	917.7	1,073.2
Consulting Services Global [member]
Disclosure of goodwill allocated [line items]
Goodwill	183.2	287.9
Construction Services [member]
Disclosure of goodwill allocated [line items]
Goodwill	CAD 117.9	CAD 129.4